EMPLOYEE BENEFIT PLAN - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan [Abstract]
Matching contributions made in cash	$ 0	$ 2	$ 0	$ 7	$ 17	$ 36